TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance at beginning of year		$ 3,397	[1]	$ 2,908
Increase (decrease) in tax positions for prior years, net		(221)		212
Increase in tax positions for current year		417		277
Balance at the end of year	[1]	$ 3,594		$ 3,397

[1]	The amounts for the years ended December 31, 2024 and 2023 include $3,241 and $2,860, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.